Cover	Jul. 09, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 09, 2025
Registrant Name	Open Text Corp
Entity Incorporation, State or Country Code	Z4
Entity File Number	0-27544
Entity Tax Identification Number	98-0154400
Entity Address, Address Line One	275 Frank Tompa Drive
Entity Address, City or Town	Waterloo
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	N2L 0A1
City Area Code	519
Local Phone Number	888-7111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock without par value
Trading Symbol	OTEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0001002638
Amendment Flag	true
Amendment Description	Explanatory NoteThis Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) amends Item 5.02 of Open Text Corporation’s (“OpenText” or the “Company”) Current Report on Form 8-K filed on July 9, 2025 (the “Original Form 8-K”). This Amendment should be read in conjunction with the Original Form 8-K. Except as set forth below, the Original Form 8-K remains unchanged.Item 5.02. Departure of Directors or Certain Officers; Election of Directors; Appointment of Certain Officers; Compensatory Arrangements of Certain Officers.On July 9, 2025, the Company announced that effective August 15, 2025, Cosmin Balota, OpenText’s SVP, Chief Accounting Officer, will also serve as Chief Financial Officer on an interim basis.Effective August 15, 2025, Mr. Balota will receive an additional premium of C$4,688 (less applicable deductions) per pay period, above and beyond his current base salary during the time he is serving in the interim role of Chief Financial Officer. Mr. Balota will also: (i) receive a completion bonus of C$100,000 payable three-months following his service as Chief Financial Officer on an interim basis, and (ii) be granted 20,000 stock options under the Company’s stock option plan. The options will vest over a four year period in the amounts as follows: 25% on the first anniversary the stock option grant date, 25% on the second anniversary, 25% on the third anniversary, and the final 25% on the fourth anniversary of the stock option grant date. No other changes to the terms of his employment will result from Mr. Balota serving in the interim Chief Financial Officer role for OpenText.